Long-term Debt	12 Months Ended
Dec. 31, 2017
Long-term Debt [Abstract]
Long-term Debt

9. Long-term Debt:

	December 31, 2016	December 31, 2017
$1.3 billion Senior Secured Term Loan B Facility	$1,270,750	$-
$1.9 billion Secured Term Loan B Facility	1,838,250	-
$462 million Senior Secured Credit Facility	249,542	81,886
$500 million Senior Unsecured Notes	130,974	-
$800 million Senior Secured Notes	459,723	-
$450 million Senior Secured Term Loan Facility	-	450,000
Less: Deferred financing costs	(61,466)	(254)
Total debt	3,887,773	531,632
Less: Current portion	(640,557)	(81,632)
Long-term portion	$3,247,216	$450,000

7.25% Senior Unsecured Notes due 2019

On March 26, 2014, the Company issued $500,000 aggregate principal amount of 7.25% Senior Unsecured Notes due 2019 (the "$500 million Senior Unsecured Notes"), with a semi-annual coupon interest rate of 7.25% per year. The Company used the net proceeds from the offering, amounting to $493,625, together with cash on hand, to repurchase the outstanding balance of $462,300 under its 9.5% Senior Unsecured Notes.

As of December 31, 2016, one of the Company's wholly owned subsidiary, had purchased in the open market an aggregate principal amount of $369,026 of these notes, reducing the then outstanding balance to $130,974. Effective March 21, 2017, these repurchased notes have been cancelled.

During the year ended December 31, 2016, the purchase of the notes, resulted in a gain of $57,160 and is included in "Gain from repurchase of senior notes" in the accompanying consolidated statement of operations.

6.50% Senior Secured Notes due 2017

On September 20, 2012, the Company's wholly owned subsidiary DRH (the "Issuer"), issued $800,000 aggregate principal amount of 6.50% Senior Secured Notes due 2017 (the "$800 million Senior Secured Notes"), with a semi-annual coupon interest rate of 6.5% per year. The $800 million Senior Secured Notes were secured by Issuer’s and its subsidiaries’ certain assets, including stocks, and guaranteed by the Company and certain of the existing and future subsidiaries of the Issuer.

As of December 31, 2016, two of the Company's wholly owned subsidiaries had purchased in the open market an aggregate principal amount of $148,019, resulting to a gain of $67,841 included in “Gain from repurchase of senior notes” in the accompanying consolidated statements of operations. Effective March 21, 2017, these repurchased notes have been cancelled.

$1.3 billion Senior Secured Term Loan B Facility

On July 25, 2014, the Company's wholly owned subsidiary, DOV, entered into a $1,300,000 Senior Secured Term Loan B facility (“New Term Loan B facility”) to repay the then outstanding balance of $1,300,000 under the $1,350,000 Senior Secured Credit Facility. The New Term Loan B facility, with a maturity date on July 25, 2021, was secured primarily by first priority mortgages on the drilling units, the Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena and bore a fixed interest rate.

$1.9 billion Term Loan B Facility

On July 12, 2013,  the Company, through its wholly-owned subsidiaries, DFH and Drillships Projects Inc., entered into a $1,800,000 senior secured term loan facility, comprised of two tranches, tranche B-1 of $975,000 (“Tranche B-1”) and tranche B-2 of $825,000 ("Tranche B-2”), collectively, the "$1.9 billion Term Loan B Facility", with respective maturity dates in the first quarter of 2021, subject to adjustment to the third quarter of 2020 in certain circumstances, and the third quarter of 2016.

The $1.9 billion Term Loan B Facility was: (i) guaranteed by the Company and certain existing and future subsidiaries of DFH and (ii) secured by certain assets of, and by a pledge of the stock of, DFH and the subsidiary guarantors. On July 26, 2013, the Company through DFH and Drillships Projects Inc. entered into an incremental amendment to the $1,800,000 senior term loan for additional Tranche B-1 in an aggregate principal amount of $100,000.

On February 7, 2014, the Company refinanced its then existing short-term Tranche B-2 with a fungible add-on to its existing long-term Tranche B-1 with maturity date at no earlier than the third quarter of 2020.

Discharge of the 7.25% Senior Unsecured Notes, 6.50% Senior Secured Notes, $1.3 billion Senior Secured Term Loan B Facility and $1.9 billion Term Loan B Facility

On September 22, 2017, the restructuring effective date, the outstanding principal amounts, accrued interest and default interest of the 7.25% Senior Unsecured Notes, $6.50% Senior Secured Notes, $1.3 billion Senior Secured Term Loan B Facility and $1.9 billion Term Loan B Facility were discharged in exchange for new equity in the Company amounting to $1,992,533, cash consideration amounting to $320,800 and the $450 million Senior Secured Term Loan Facility discussed below. The resulted gain amounting to $1,129,125 is included as a "Reorganization Gain, net" in the accompanying consolidated statement of operations. Deferred finance fees related to discharged notes and facilities have been written off and are included in "interest and finance costs" in the accompanying consolidated statement of operations.

$450 million Senior Secured Term Loan Facility

On September 22, 2017 the Company, including certain of its subsidiaries, as borrowers and guarantors, entered into a New Credit Agreement. The New Credit Agreement contains limited restrictive covenants that are usual and customary for facilities of this type, including, without limitation: (i) delivery of financial statements, reports, accountants' letters, certificates and SEC filings; (ii) notices of defaults, material litigation and other material events; (iii) continuation of business and maintenance of existence and material rights and privileges; (iv) compliance with laws, including sanctions laws; and (v) maintenance of property and insurance.

The Company and certain of its subsidiaries will guarantee the obligations of the New Credit Agreement and collateral has been granted to the lenders by way of first priority lien over substantially all existing and newly acquired assets of the borrowers and guarantors. The New Credit Agreement consists of a $450,000 Senior Secured Term Loan Facility, bearing interest at 8.00% per annum and with a maturity date of September 20, 2024. In addition, under the terms of the New Credit Agreement, the Company has the option to refinance the facility in full at no cost until March 22, 2018, at 105% from March 23, 2018 until March 22, 2019, at 103% from March 23, 2019 until March 22, 2020 and at 101% from March 23, 2020 until March 22, 2021.

Under ASU 2016-06 (Note 2) this option is considered as an embedded call option which has been assessed as closely related to the host contract (the New Credit Agreement), therefore is not valued separately and is not considered a derivative, pursuant to ASC 815 provisions.

 $462 million Senior Secured Credit Facility

On February 13, 2015, the Company's wholly owned subsidiary, Drillship Alonissos Shareholders Inc., entered into a secured term loan facility agreement with a syndicate of lenders and DNB Bank ASA, as facility agent and security agent, for up to $475,000 to partially finance the construction costs of the Ocean Rig Apollo. This facility has a 5 year term and bears interest at LIBOR plus a margin. On March 3, 2015, the Company drew down an amount of $462,000 under this facility. On February 11, 2016, the client of the Ocean Rig Apollo sent to the Company a notice of termination. Under the $462,000 Senior Secured Credit Facility, the Company was required to find a new Satisfactory Drilling Contract (as defined in the loan agreement) by May 21, 2016. The Company did not secure a new drilling contract for the Ocean Rig Apollo and, therefore, was required to make a mandatory prepayment of approximately $145,894 on August 22, 2016.

On August 31, 2016, the Company's wholly owned subsidiary, Drillship Alonissos Shareholders Inc., entered into an amendment to the term loan facility agreement in consideration for the lenders agreeing: (i) to reduce the amount of the mandatory prepayment from $145,894 to $125,000;(ii) to release the Company as Guarantor and from all obligations, actual or contingent, joint or several, now or at any time outstanding; (iii) to waive any existing breaches and, (iv) the cold-stacking of the drilling unit. Furthermore, a trust was formed, namely "Drillship Alonissos Stock Trust" (the "Trust"), in which the Company has transferred the shares of Drillship Alonissos Shareholders Inc. together with the shares of Drillship Alonissos Owners Inc., previously held by Drillship Alonissos Shareholders Inc. Additionally, the repayment schedule of the loan was altered to include a cash sweep term authorizing the lenders to transfer any excess cash flow on a monthly basis, as a prepayment pro rata across the loan, therefore, leading to the full repayment of the loan by June 2018, whereas according to the initial repayment schedule it would have been fully repaid by June 2020. Following the repayment, the Trust, will be dissolved and shares will be returned to their initial holders.

The Company's outstanding debt is secured by, among other things, first priority mortgages over the Company's operating drilling units, corporate guarantees, first priority assignments of all freights, earnings, insurances and requisition compensation relating to such drilling units and a pledge of the shares of capital stock of certain of the Company's subsidiaries.

Certain of our debt instruments contain financial covenants, minimum coverage ratio requirements and minimum liquidity and restrict, without the lender's prior consent, the Company's and its subsidiaries ability to, among other things, pay dividends, change the management and ownership of its drilling units, incur additional indebtedness, incur and create liens on its assets, change in the general nature of the Company's business and require that the Company maintain an established place of business in the United States or the United Kingdom.

Total interest and debt amortization cost incurred on long-term debt for the years ended December 31, 2015, 2016 and 2017, amounted to $300,543, $256,222 and $275,494, respectively, of which $26,055, $28,265 and $27,718, respectively, were capitalized as part of the cost of the drilling units under construction. Total interest incurred and amortization of debt issuance cost on long-term debt, net of capitalized interest, are included in "Interest and finance costs" in the accompanying consolidated statement of operations.

The Company's weighted average interest rates on the above bank loans and notes were 6.3%, 6.2% and 6.9%, as of December 31, 2015, 2016, and 2017, respectively.

The $462 million and $450 million Senior Secured Credit Facilities are payable in U.S. Dollars and are due on June 2018 and September 2024, respectively.

Loan movements for the Company's Senior Unsecured Notes and secured credit facilities throughout 2017, is as follows:

Loan	Loan Agreement Date	Original Amount	December 31, 2016	New Loan	Discharges/ Repayment	December 31, 2017

$800 million Senior Notes	September 20, 2012	$800,000	459,723	-	(459,723)	$-
$1.9 billion Secured Term Loan B Facility	July 12, 2013	1,900,000	1,838,250	-	(1,838,250)	-
$500 million Senior Unsecured Notes	March 26, 2014	500,000	130,974	-	(130,974)	-
$1.3 billion Senior Secured Term Loan B	July 25, 2014	1,300,000	1,270,750	-	(1,270,750)	-
$462 million Senior Secured Credit Facility	February 13, 2015	462,000	249,542	-	(167,656)	81,886
$ 450 million Senior Secured Term Loan Facility	September 22, 2017	450,000	-	450,000	-	450,000
			$3,949,239	$450,000	$(3,867,353)	$531,886

The annual principal payments required to be made after December 31, 2017, including balloon payments, totaling $531,886 due on June 2018 and September 2024, are as follows:

2018	$81,886
2019	-
2020	-
2021	-
2022	-
2023 and thereafter	450,000
Total principal payments	531,886
Less: Financing fees	(254)
Total debt	$531,632